FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 190,798,030	$ 172,077,287
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	175,396,077	157,831,260
Kulicke and Soffa Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,096,529	6,518,177
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,305,424	7,727,850
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	190,798,030	172,077,287
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	175,396,077	157,831,260
Level 1 | Kulicke and Soffa Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,096,529	6,518,177
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,305,424	7,727,850
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Kulicke and Soffa Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Kulicke and Soffa Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0